Consolidated Balance Sheets (unaudited) - CAD ($) $ in Millions	Sep. 30, 2024	Dec. 31, 2023
Current Assets
Cash and Cash Equivalents	$ 3,104	$ 2,227
Accounts Receivable and Accrued Revenues	2,751	3,035
Income Tax Receivable	225	416
Inventories	4,096	4,030
Total Current Assets	10,176	9,708
Restricted Cash	228	211
Exploration and Evaluation Assets, Net	463	738
Property, Plant and Equipment, Net	37,598	37,250
Right-of-Use Assets, Net	1,672	1,680
Income Tax Receivable	25	25
Investments in Equity-Accounted Affiliates	411	366
Other Assets	450	318
Deferred Income Taxes	734	696
Goodwill	2,923	2,923
Total Assets	54,680	53,915
Current Liabilities
Accounts Payable and Accrued Liabilities	5,630	5,480
Income Tax Payable	181	88
Short-Term Borrowings	101	179
Long-Term Debt	180	0
Lease Liabilities	291	299
Contingent Payments	0	164
Total Current Liabilities	6,383	6,210
Long-Term Debt	7,019	7,108
Lease Liabilities	2,349	2,359
Decommissioning Liabilities	4,109	4,155
Other Liabilities	1,102	1,183
Deferred Income Taxes	4,113	4,188
Total Liabilities	25,075	25,203
Shareholders’ Equity	29,591	28,698
Non-Controlling Interest	14	14
Total Liabilities and Equity	$ 54,680	$ 53,915